Related Party Transactions (Details) (USD $)	5 Months Ended		4 Months Ended	6 Months Ended	4 Months Ended							0 Months Ended	4 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	4 Months Ended	12 Months Ended				4 Months Ended	3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended			0 Months Ended
	Jun. 30, 2014	Aug. 07, 2014 aircraft	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor Retained earnings		May 13, 2014 Predecessor Paid-in Capital		May 13, 2014 AIG Predecessor trust	May 13, 2014 AIG Non-Qualified Income Plan liability Predecessor Paid-in Capital	May 13, 2014 AIG State taxes payable Predecessor Paid-in Capital	May 13, 2014 AIG Sale of ILFC common stock by AIG Predecessor Retained earnings AerCap	May 13, 2014 AIG Sale of ILFC common stock by AIG Predecessor Retained earnings AerCap	Jun. 30, 2014 AIG Insurance premiums	May 13, 2014 AIG Insurance premiums Predecessor	Jun. 30, 2013 AIG Insurance premiums Predecessor	May 13, 2014 AIG Corporate costs, including allocations Predecessor	Jun. 30, 2013 AIG Corporate costs, including allocations Predecessor	May 13, 2014 AIG Corporate costs, including allocations Predecessor	Jun. 30, 2013 AIG Corporate costs, including allocations Predecessor	May 13, 2014 AIG Tax sharing agreement Predecessor	Dec. 31, 2013 AIG Tax sharing agreement Predecessor	Dec. 31, 2013 AIG AIG common stock transferred to AIG Predecessor Retained earnings	Dec. 31, 2013 AIG Compensation, legal fees and other expenses paid by AIG Predecessor Paid-in Capital	Dec. 31, 2013 AIG AIG plan Predecessor	May 13, 2014 AIG Corporate aircraft transferred as dividend Predecessor Retained earnings	Jun. 30, 2014 AIG Markets, Inc. Derivative contracts	Jun. 30, 2014 AIG Markets, Inc. Derivative contracts	May 13, 2014 AIG Markets, Inc. Derivative contracts Predecessor	Jun. 30, 2013 AIG Markets, Inc. Derivative contracts Predecessor	May 13, 2014 AIG Markets, Inc. Derivative contracts Predecessor	Jun. 30, 2013 AIG Markets, Inc. Derivative contracts Predecessor	Dec. 31, 2013 AIG Markets, Inc. Derivative contracts Predecessor	May 13, 2014 AIG Markets, Inc. Time deposit Predecessor	Jun. 30, 2013 AIG Markets, Inc. Time deposit Predecessor	May 13, 2014 AIG Markets, Inc. Time deposit Predecessor	Jun. 30, 2013 AIG Markets, Inc. Time deposit Predecessor	Dec. 31, 2013 AIG Markets, Inc. Time deposit Predecessor	Jun. 30, 2014 Trusts consolidated by AIG Management services agreements	Jun. 30, 2014 Trusts consolidated by AIG Management services agreements	May 13, 2014 Trusts consolidated by AIG Management services agreements Predecessor	Jun. 30, 2013 Trusts consolidated by AIG Management services agreements Predecessor	May 13, 2014 Trusts consolidated by AIG Management services agreements Predecessor	Jun. 30, 2013 Trusts consolidated by AIG Management services agreements Predecessor	Jun. 30, 2013 Subsidiaries of AIG Management services agreements Predecessor	Jun. 30, 2013 Subsidiaries of AIG Management services agreements Predecessor	Dec. 31, 2013 AIG and AIG subsidiaries Predecessor	Jun. 30, 2014 Ireland Capital Limited aircraft	Jun. 30, 2014 Ireland Capital Limited aircraft	Jun. 30, 2014 Ireland Capital Limited aircraft	May 15, 2014 ILFC Unsecured Debt Acquisition Notes	May 14, 2014 ILFC Ireland Capital Limited Unsecured Debt Acquisition Notes	May 14, 2014 AerCap ILFC
Related party transactions
AerCap common shares issued																																																					97,560,976
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years									2
Portion of consideration funded by a special dividend			$ 600,000,000		$ 600,000,000	[1]						$ 600,000,000	$ 600,000,000
Payment of additional purchase related payment to satisfy a statutory law requirement												1,400,000	1,370,000
Aircraft transferred to AIG, other miscellaneous adjustments			(3,021,000)		(2,958,000)	[1]																	924,000			5,298,000
Receipts from expected company tax liabilities required under the sales agreement													9,626,000
Equity decrease (increase), tax benefit																										2,889,000
Purchases from related party														1,000,000	2,200,000	4,700,000
Proceeds from issuance of notes	2,441,170,000		1,502,730,000	1,852,282,000																																														158,800,000
Aggregate principal amount of notes issued																																																			2,600,000,000	2,600,000,000
Net book value of aircraft transferred aircraft transferred	26,400,000																																															84,900,000	84,900,000	84,900,000
Number of aircraft sold		2																																														2	2	2
Pension liabilities paid by AerCap Ireland Capital Limited on our behalf																																																	19,800,000
Expense (income):
Income from related party																																							(1,275,000)	(1,275,000)	(639,000)	(2,089,000)	(2,497,000)	(4,183,000)
Operational Expenses paid by AerCap Ireland Capital Limited on our behalf																																																7,098,000	7,098,000
Expense from related party																											(1,524,000)	(1,524,000)	138,000	297,000	428,000	595,000													95,000	126,000
Interest																											1,522,000	1,522,000	829,000	3,207,000	2,844,000	6,703,000
Corporate costs from related party, including allocations																	2,431,000	9,484,000	4,504,000	16,111,000
Interest on time deposit account																																		(167,000)	(799,000)	(528,000)	(1,625,000)
Asset (liability):
Account with affiliate																																						606,249,000										216,825,000	216,825,000	216,825,000
Due to affiliate																											(4,050,000)	(4,050,000)					(8,348,000)														(783,000)
Payable to AIG																						(316,293,000)			(22,881,000)
Equity increase (decrease):
Equity decrease (increase)			3,021,000		2,958,000	[1]																	(924,000)			(5,298,000)
Equity increase (decrease)							63,000	[2]		296,000	(233,000)													10,053,000
Period to maturity of time deposit account																																				30 days
Income taxes paid			$ 100,000	$ 0																	$ 100,000	$ 400,000

[1]	The decrease to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, included a special dividend of $600,000, which we were required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. See Note 1 -Basis of Preparation. The special distribution was recorded in Retained earnings as a dividend. An additional $1,370 was recorded in Retained earnings as a dividend, when we paid a fee to satisfy a statutory law requirement on behalf of AIG, net of a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement. Additionally, we recorded a decrease in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG prior to the Closing Date.
[2]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.